UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Witmer Asset Management, LLC

Address:  One Dag Hammarskjold Plaza
          885 Second Avenue, 31st Floor
          New York, NY  10017

13F File Number: 028-10015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Charles H. Witmer
Title:    Managing Member
Phone:    (212) 812-3080

Signature, Place and Date of Signing:


/s/ Charles H. Witmer               New York, NY              February 13, 2009
----------------------           ------------------           -----------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       13

Form 13F Information Table Value Total:       $208,955
                                              --------
                                              (thousands)

List of Other Included Managers:

No.  Form 13F File Number     Name

1.   028-10559                Eagle Capital Partners, LP

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2    COLUMN 3    COLUMN 4       COLUMN 5          COLUMN 6     COL 7        COLUMN 8

                                                           VALUE    SHRS OR   SH/ PUT/    INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP       (x1000)  PRN AMT   PRN CALL    DISCRETION    MNGRS  SOLE      SHARED NONE
--------------                --------------   -----       -------  -------   --- ----    ----------    -----  ----      ------ ----
ALLEGHENY ENERGY INC               COM        017361106   15,614      461,133 SH        SHARED-DEFINED   1       461,133
AMERICAN EAGLE OUTFITTERS NE       COM        02553E106   21,423    2,288,800 SH        SHARED-DEFINED   1     2,288,800
ARMSTRONG WORLD INDS INC NEW       COM        04247X102    8,046      372,138 SH        SHARED-DEFINED   1       372,138
ASSURANT INC                       COM        04621X108   16,136      537,850 SH        SHARED-DEFINED   1       537,850
BERKSHIRE HATHAWAY INC DEL         CL A       084670108   23,474          243 SH        SHARED-DEFINED   1           243
DISCOVER FINL SVCS                 COM        254709108   14,174    1,487,288 SH        SHARED-DEFINED   1     1,487,288
INTERFACE INC                      CL A       458665106   13,948    3,006,033 SH        SHARED-DEFINED   1     3,006,033
KAISER ALUMINUM CORP          COM PAR $0.01   483007704   14,511      644,370 SH        SHARED-DEFINED   1       644,370
KERYX BIOPHARMACEUTICALS INC       COM        492515101      441    2,000,000 SH        SHARED-DEFINED   1     2,000,000
MOHAWK INDS INC                    COM        608190104   43,410    1,010,247 SH        SHARED-DEFINED   1     1,010,247
NAVISTAR INTL CORP NEW             COM        63934E108   11,447      535,400 SH        SHARED-DEFINED   1       535,400
USA MOBILITY INC                   COM        90341G103   11,350      981,016 SH        SHARED-DEFINED   1       981,016
WHIRLPOOL CORP                     COM        963320106   14,981      362,308 SH        SHARED-DEFINED   1       362,308

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